Selected Income Statement Data (Schedule of selected financial income (expenses) data) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selected Income Statement Data [Abstract]
Interest income		$ 8,648	$ 1,408	$ 1,281
Convertible notes amortization		(1,094)	(113)	0
Other, net	[1]	(864)	(265)	(506)
Financial income (expenses), net		$ 6,690	$ 1,030	$ 775

[1]	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(351), $58, and $(351) in 2022, 2021 and 2020, respectively